Other receivables - Schedule of other receivables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Sales tax recoverable	$ 279,333	$ 272,212
ITC Receivable	0	228,752
Interest receivable	95,044	0
Total trade and other receivables	$ 374,377	$ 500,964